Stock-based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance Class A Subordinate Voting Shares	12.00%
Stock-based awards available for future grant	5,788,314
Stock-based compensation expense	$ 3,603	$ 3,337	$ 9,128
Expected time to recognize compensation expense	35 months
Cash received on stock option exercised	22	0	0
Total intrinsic value of stock option exercised	17	0	0
Estimated annual future forfeiture rate	12.90%
DSUs issued	63,750
Class A Subordinate Voting Shares [Member] | Deferred Compensation, Excluding Share-based Payments and Retirement Benefits [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested DSUs settled though issuance of class A subordinate voting shares	20,000
Share based compensation fair value on date of grant	$ 75
Deferred Share Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	157	49	175
Share Based Compensation, number of units exercised	20,000
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected time to recognize compensation expense	35 months
Share based compensation fair value on date of grant		$ 556
Share Based Compensation, number of units vested		140,313
Settlement of shares through transfer		25,298
Issuance of treasury shares for settlement		115,015
Compensation expense not yet recognized	6,511
RSU [Member] | Time Based Restricted Stock Units R S U [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	781	1,389	636
Share based compensation fair value on date of grant	$ 1,070
Restricted share units issued	350,000	2,483,000
Restricted share units forfeited	421,260	741,801
Share Based Compensation, number of units vested	617,729
Share Based Compensation, number of units exercised	617,729
RSU [Member] | Performance Based RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	1,756	(332)	546
Restricted share units issued	4,750,000	197,000
Restricted share units forfeited	737,500
Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Settlement of shares through transfer		140,313
Purchase of shares		25,298
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	909	1,249	2,528
Share based compensation cost not yet recognized	$ 1,079